Shareholder Report, Average Annual Return (Details)	12 Months Ended	59 Months Ended	60 Months Ended	71 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
SP Funds Dow Jones Global Sukuk ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	6.02%		0.79%	1.25%
SP Funds S&P 500 Sharia Industry Exclusions ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	20.37%		17.33%		18.33%
SP Funds S&P Global REIT Sharia ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.32%)	3.68%
Dow Jones Sukuk Total Return Index (ex-Reinvestment)
Average Annual Return [Line Items]
Average Annual Return, Percent	6.76%		1.90%	2.78%
Bloomberg Global Aggregate
Average Annual Return [Line Items]
Average Annual Return, Percent	5.57%		(1.94%)	(0.36%)
S&P 500 Shariah Industry Exclusions Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.86%		16.73%		17.88%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.00%	14.85%	15.28%		15.43%
S&P Global All Equity REIT Shariah Capped Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.55%)	4.17%